Financial instruments by category	12 Months Ended
Dec. 31, 2020
Financial instruments by category [Abstract]
Financial instruments by category
Note 8.- Financial instruments by category

Financial instruments, in addition to Contracted concessional assets disclosed in Note 6, are primarily deposits, derivatives, trade and other receivables and loans. Financial instruments by category (current and non-current), reconciled with the statement of financial position as of December 31, 2020 and 2019 are as follows:

	Notes	Amortized cost	Fair value through Other Comprehensive Income	Fair value through profit or loss	Balance as of December 31, 2020
Derivative assets	9	-	-	1,559	1,559
Investment in Ten West Link		-	12,896	-	12,896
Investment in Rioglass		-	-	2,687	2,687
Financial assets under IFRIC 12 (short-term portion)		178,198	-	-	178,198
Trade and other receivables	11	331,735	-	-	331,735
Cash and cash equivalents	12	868,501	-	-	868,501
Other financial investments		94,497	-	-	94,497
Total financial assets		1,472,931	12,896	4,246	1,490,073

Corporate debt	14	993,725	-	-	993,725
Project debt	15	5,237,614	-	-	5,237,614
Related parties – non-current	10	6,810	-	-	6,810
Trade and other current liabilities	17	92,557	-	-	92,557
Derivative liabilities	9	-	-	328,184	328,184
Total financial liabilities		6,330,707	-	328,184	6,658,891

	Notes	Amortized cost	Fair value through Other Comprehensive Income	Fair value through profit or loss	Balance as of December 31, 2019
Derivative assets	9	-	-	5,230	5,230
Investment in Ten West Link		-	9,874	-	9,874
Investment in Rioglass		-	-	7,000	7,000
Financial assets under IFRIC 12 (short-term portion)		160,624	-	-	160,624
Trade and other receivables	11	317,568	-	-	317,568
Cash and cash equivalents	12	562,795	-	-	562,795
Other financial investments		127,436	-	-	127,436
Total financial assets		1,168,423	9,874	12,230	1,190,527

Corporate debt	14	723,791	-	-	723,791
Project debt	15	4,852,348	-	-	4,852,348
Related parties – non-current	10	17,115	-	-	17,115
Trade and other current liabilities	17	128,062	-	-	128,062
Derivative liabilities	9	-	-	298,744	298,744
Total financial liabilities		5,721,316	-	298,744	6,020,060

Other financial investments as of December 31, 2020 include, among others, a loan to Monterrey (Note 7) and restricted cash for repairs or scheduled major maintenance work. As of December 31, 2019, Other financial investments additionally included a loan to Befesa Agua Tenes amounting to $13 million (Note 1).

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S., currently under development.

Investment in Rioglass corresponds to 15.12% of the equity interest of Rioglass, a multinational solar power and renewable energy technology manufacturer, acquired in May 2019 by the Company (Note 1).